UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2012

Date of reporting period: 06/30/2012

Item 1. Report to Stockholders.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS MONEY MARKET FUND, INC.

August 2012

Report to Fellow Shareholders:

     For investors who rely on money funds to augment their income, it must seem like a long-time ago when short-term yields were high enough to provide meaningful cash inflows. Since late 2008 through the present, when the Federal Reserve Board (“Fed”) set the Fed Funds target rate between 0 to 25 basis points, investors have taken their lumps in regard to their short-term income producing vehicles, and this year, the trend continues. Corporate borrowing rates are based on a number of factors, one of which is the risk-free rate of return on U.S. Treasuries. To give you an idea how short-term U.S. Treasury bill (“T-bill”) rates have changed over the past four and a half years consider the following information supplied by the U.S. Treasury Resource Center. During the first half of January 2008, 3-month T-bills were yielding over 3.00%. By December of that year they came in with an average yield of below 10 basis points, or next to nothing. From a yield perspective, 3-month T-bills rebounded slightly in the first half of 2009 from between 25 to 50 basis points. However, from that time to the present the 3-month T-bills yield never climbed to or above 20 basis points. That’s over 3 straight years of nearly non-existent yield from the short-end of the Treasury curve (one-month T-bills were even less). To illustrate just how low Treasury yields are in general; in July of this year the 10-year Treasury note came in at less than 1.5%. That’s less than half of what the 3-month T-bill was at the beginning of 2008.

     Due to higher risk, you would expect corporations to offer yields above T-bills out the same length, which is the case most of the time. However, with the average company holding a high percentage of assets in cash, the need for financing working capital has lessened. This has initiated some companies, at times, to offer short-term debt at rates less or equal to corresponding U.S. Treasuries. In those cases it makes little sense to invest in such companies, which further restricts available options. Both the Treasury and corporations continue to issue debt at historically low rates. Under this context, the Fund was unable to generate a return for the first half of this year.

     Interest rates remain diminished in 2012 in part due to the lingering effects of the financial crisis of 2008, slow growth in the U.S. economy with both GDP and inflation low, and the ongoing European sovereign debt crisis. One of the most impactful stories during the first-half of the year has revolved around European economies and whether Greece would remain in the eurozone. The developing story in Europe has been one of the most important dynamics affecting the global economy, and whether short-term interest rates both in the U.S. and abroad are to remain low to spur growth.

     In late August 2012, the SEC abandoned its quest to add additional rules for money market mutual funds. Some of the proposals included permitting a floating net asset value per share and requiring additional capital buffers to handle potential liquidations. The SEC was hoping in case of another financial crisis to prevent runs on money funds. Previously they had instituted changes that pared down the duration of money funds. A number of large mutual fund companies argued the additional proposed changes would affect marketability, especially with institutional money funds, and threaten the money market fund industry. The newly government formed

Financial Stability Oversight Council (FSOC), charged by Congress with identifying threats to U.S. financial stability, is likely to take up the debate. We will keep you posted if any significant developments emerge from future FSOC actions that would have an effect on the Fund.

     Money market funds had another dismal period for returns. For the six-months ended June 30, 2012 the Lipper Money Market Fund average produced just a 1 basis point total return. Most funds had no positive returns at all for this time period, including the Fund. Of the 250 taxable money market funds reported by Lipper, approximately 88% had a return of 1 basis point or less and the high was 10. The Fund has not had any income distributions in 2012. The Funds 7-day yield as of June 30, 2012 was 0%. Despite the current low return environment, money funds do provide excellent liquidity.

     Returns for the Nicholas Money Market Fund and the Lipper Money Market Fund Category are provided in the chart below for the period ended June 30, 2012.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
Nicholas Money Market Fund, Inc	0.00%	0.03%	0.96%	1.68%
Lipper Money Market Fund Category	0.02%	0.03%	0.91%	1.49%
Fund’s Gross Expense Ratio
(from 04/30/12 Prospectus): 0.52%*
Fund’s Net Expense Ratio
(from 04/30/12 Prospectus): 0.20%*
*

During the current period, the Adviser agreed to voluntarily absorb annualized Fund management fees of 0.30%. The Adviser may decrease or discontinue its absorption of the Fund’s management fees at any time in its sole discretion.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns and yields are reduced by expenses. Assumes reinvestment of dividends. Returns and yields shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The Fund’s weighted average maturity decreased from 52 days at the beginning of the period, to 48 days at June 30, 2012. The more conservative measure of portfolio length, weighted average life, went from 52 days to 75 for the same period.

     As of the report period end, the Fund held approximately 27% of highly liquid U.S. Treasuries and agency securities in its holdings. Nearly all the remaining securities were held in corporate commercial paper.

     As mentioned above, the Fund has currently waived all management fees (30 basis points on an annual basis) in addition to accounting and administrative fees. The Fund remains committed to keeping expenses as low as possible.

     The Fed continues to be very accommodative and is expected to be so for awhile. There is somewhat good news for short-term investors because the Fed has continued its “Operation Twist” buying longer-term Treasuries with T-bill issuances. This saturation on the short-end of the curve lowers prices and raises yield. Whether the Fed will do a third quantitative easing is evolving as the U.S. economy is providing mixed signals.

     Short-term interest rates have been, and most likely will continue to be, low for the immediate future. Investors have to be willing to take on extra risk or maturity length to find anything near to what they were getting in short-term rates just a few years ago. However, even though most money market investments aren’t providing much in yield, they have provided very high liquidity, stable principal and a hedge against the periods of time when the stock and/or bond markets are decreasing. Most financial planners would recommend a portion of an investor’s portfolio be in a cash equivalent such as money market funds.

Thank you for your continued support.

Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Current and future portfolio holdings are subject to risk.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Basis Point: One hundredth of a percentage point. For example 50 basis points equals .50%.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return and yield would be reduced.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/12)

Financial Highlights (NICXX)
For a share outstanding throughout the period

	Six Months Ended
	06/30/2012				Years Ended December 31,
	(unaudited)		2011		2010	2009	2008	2007
NET ASSET VALUE,
BEGINNING OF PERIOD	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM
INVESTMENT OPERATIONS
Net investment income	—		.000	(1)	.001	.002	.022	.047
LESS DISTRIBUTIONS
From net investment income	—		(.000	)(1)	(.001)	(.002)	(.022)	(.047)
NET ASSET VALUE,
END OF PERIOD	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	.00	%(2)	.00	%(1)	.05%	.16%	2.26%	4.83%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$71.5		$82.8		$71.6	$80.2	$89.7	$84.7
Ratio of expenses
to average net assets	.22	%(3)	.20%		.19%	.30%	.49%	.52%
Ratio of net investment income
to average net assets	—		.00	%(1)	.05%	.16%	2.21%	4.72%

Absent reimbursement of expenses
by adviser (Note 2(a)) —
Ratio of expenses
to average net assets	.54	%(3)	.52%		.49%	.49%
Ratio of net investment loss
to average net assets	(.32	)%(3)	(.32)%		(.25)%	(.03)%

(1)	Amount rounds to $.000 or .00%.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Portfolio Maturity (As a Percentage of Portfolio)
June 30, 2012 (unaudited)

The above bar chart is based on actual days to maturity. The Fund’s minimum daily and weekly liquidity percentages, as defined by the Securities and Exchange Commission, were 16.58% and 35.20%, respectively.

Fund Expenses
For the six month period ended June 30, 2012 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and
(2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the
Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/11	06/30/12	01/01/12 - 06/30/12
Actual	$1,000.00	$1,000.00	$1.09
Hypothetical	1,000.00	1,023.91	1.10
(5% return before expenses)
* Expenses are equal to the Fund’s six-month annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-
half year period.

Statement of Net Assets
June 30, 2012 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(b))	(Note 1(a))
COMMERCIAL PAPER — 73.30%
$300,000	BASF SE	07/02/2012	0.15%	$300,000
800,000	John Deere Bank S.A	07/03/2012	0.15%	799,997
1,050,000	Nordea North America Inc	07/05/2012	0.20%	1,049,982
700,000	Nordea North America Inc	07/06/2012	0.20%	699,984
1,275,000	John Deere Bank S.A	07/09/2012	0.17%	1,274,958
1,500,000	Novartis Securities Investment Ltd	07/09/2012	0.20%	1,499,942
500,000	Rockwell Automation, Inc	07/09/2012	0.23%	499,978
1,000,000	Novartis Securities Investment Ltd	07/10/2012	0.20%	999,956
2,175,000	Rockwell Automation, Inc	07/10/2012	0.25%	2,174,879
275,000	Wisconsin Electric Power Company	07/10/2012	0.18%	274,989
1,075,000	Baxter International Inc	07/11/2012	0.29%	1,074,922
500,000	Rockwell Automation, Inc	07/12/2012	0.25%	499,965
1,125,000	Wisconsin Electric Power Company	07/12/2012	0.18%	1,124,944
725,000	Wisconsin Electric Power Company	07/12/2012	0.20%	724,960
700,000	Novartis Securities Investment Ltd	07/13/2012	0.18%	699,961
1,000,000	Campbell Soup Company	07/16/2012	0.20%	999,922
1,500,000	Bank of Nova Scotia
	New York Agency (The)	07/17/2012	0.20%	1,499,875
1,475,000	Baxter International Inc	07/17/2012	0.25%	1,474,846
750,000	Sherwin-Williams Company (The)	07/17/2012	0.20%	749,937
1,700,000	Sherwin-Williams Company (The)	07/18/2012	0.20%	1,699,849
675,000	Sherwin-Williams Company (The)	07/18/2012	0.22%	674,934
250,000	Prudential plc	07/19/2012	0.46%	249,947
250,000	Rockwell Automation, Inc	07/19/2012	0.26%	249,969
2,920,000	Principal Life Insurance Company	07/20/2012	0.20%	2,919,709
1,740,000	Campbell Soup Company	07/23/2012	0.20%	1,739,797
250,000	Bank of Nova Scotia
	New York Agency (The)	07/24/2012	0.21%	249,968
750,000	ConocoPhillips Qatar Funding Ltd	07/25/2012	0.20%	749,904
1,900,000	ANZ National (International) Ltd	07/27/2012	0.20%	1,899,736
1,125,000	Prudential plc	07/30/2012	0.76%	1,124,344
1,000,000	Toyota Motor Credit Corporation	07/31/2012	0.20%	999,839
1,900,000	Prudential plc	08/01/2012	0.66%	1,898,971
1,550,000	ConocoPhillips Qatar Funding Ltd	08/09/2012	0.23%	1,549,624
250,000	General Re Corporation	08/10/2012	0.20%	249,946
250,000	Nordea North America Inc	08/10/2012	0.20%	249,946
2,550,000	Coca-Cola Company (The)	08/14/2012	0.22%	2,549,330
400,000	Nordea North America Inc	08/14/2012	0.27%	399,871
1,000,000	Nordea North America Inc	08/15/2012	0.59%	999,291

The accompanying notes to financial statements are an integral part of this statement.

Statement of Net Assets (continued)
June 30, 2012 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(b))	(Note 1(a))
COMMERCIAL PAPER — 73.30% (continued)
$250,000	E.I. du Pont de Nemours
	and Company	08/20/2012	0.20%	$249,932
750,000	Reckitt Benckiser
	Treasury Services plc	08/23/2012	0.46%	749,512
1,000,000	Bank of Nova Scotia
	New York Agency (The)	08/30/2012	0.18%	999,705
700,000	ConocoPhillips Qatar Funding Ltd	09/05/2012	0.23%	699,709
1,000,000	Reckitt Benckiser
	Treasury Services plc	09/06/2012	0.66%	998,808
1,225,000	Westpac Securities NZ Limited	09/06/2012	0.27%	1,224,394
400,000	E.I. du Pont de Nemours
	and Company	09/12/2012	0.21%	399,832
250,000	ConocoPhillips Qatar Funding Ltd	09/20/2012	0.23%	249,872
750,000	BASF SE	09/25/2012	0.21%	749,628
2,125,000	Westpac Banking Corporation	09/25/2012	0.23%	2,123,846
250,000	ANZ National (International) Ltd	09/26/2012	0.28%	249,833
475,000	Toyota Motor Credit Corporation	09/26/2012	0.25%	474,716
250,000	Toyota Motor Credit Corporation	10/03/2012	0.25%	249,839
700,000	Coca-Cola Company (The)	10/15/2012	0.24%	699,510
750,000	General Electric Capital Corporation	10/24/2012	0.34%	749,216
350,000	Reckitt Benckiser
	Treasury Services plc	11/01/2012	0.51%	349,407
400,000	Reckitt Benckiser
	Treasury Services plc	11/07/2012	0.36%	399,502
200,000	General Electric Capital Corporation	11/19/2012	0.34%	199,743
500,000	Reckitt Benckiser
	Treasury Services plc	12/05/2012	0.46%	499,025
1,000,000	General Electric Capital Corporation	12/10/2012	0.36%	998,435
250,000	Reckitt Benckiser
	Treasury Services plc	12/11/2012	0.46%	249,494
	TOTAL COMMERCIAL PAPER			52,442,930
U.S. GOVERNMENT AND AGENCY
SECURITIES — 26.59%
4,500,000	Federal Farm Credit Banks	03/06/2013	0.22%	4,500,910
3,000,000	Federal Farm Credit Banks	04/16/2013	0.20%	2,999,998
4,000,000	U.S. Treasury Note	07/15/2012	0.16%	4,002,055
2,500,000	U.S. Treasury Note	11/15/2012	0.16%	2,511,316
3,000,000	U.S. Treasury Note	11/30/2012	0.16%	3,004,268

The accompanying notes to financial statements are an integral part of this statement.

Statement of Net Assets (continued)
June 30, 2012 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(b))	(Note 1(a))
U.S. GOVERNMENT AND AGENCY
SECURITIES — 26.59% (continued)
$2,000,000	U.S. Treasury Note	12/31/2012	0.16%	$2,004,641
	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES			19,023,188
VARIABLE RATE SECURITY — 0.06%
41,534	American Family Financial
	Services, Inc.(1)	07/02/2012	0.10%	41,534
	TOTAL
	INVESTMENTS — 99.95%			71,507,652
	OTHER ASSETS, NET OF
	LIABILITIES — 0.05%			32,460
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) — 100%			$71,540,112
	NET ASSET VALUE PER SHARE
	($0.0001 par value, 3,000,000,000
	shares authorized), offering price
	and redemption price
	($71,540,112 / 71,540,112
	shares outstanding)			$1.00

	(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2012 (unaudited)

INCOME
Interest	$81,236
EXPENSES
Management fee	111,997
Registration fees	28,395
Transfer agent fees	14,469
Audit and tax fees	11,650
Accounting and administrative fees	9,333
Accounting system and pricing service fees	5,368
Directors’ fees	5,200
Legal fees	4,290
Printing	3,180
Postage and mailing	2,612
Insurance	2,144
Custodian fees	1,903
Other operating expenses	2,025
Total expenses before reimbursement	202,566
Reimbursement of expenses by adviser (Note 2)	(121,330)
Total expenses after reimbursement	81,236
Net investment income	$—

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2012 (unaudited)
and the year ended December 31, 2011

	Six Months
	Ended
	06/30/2012	Year Ended
	(unaudited)	12/31/2011
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,447

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,447)

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
Proceeds from shares issued	15,832,875	57,673,086
Reinvestment of distributions	—	2,449
Cost of shares redeemed	(27,109,685)	(46,436,504)
Change in net assets derived
from capital share transactions	(11,276,810)	11,239,031
Total increase (decrease) in net assets	(11,276,810)	11,239,031

NET ASSETS
Beginning of period	82,816,922	71,577,891
End of period	$71,540,112	$82,816,922

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2012 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on
Form N-CSR for the year ended December 31, 2011.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —
Nicholas Money Market Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of the significant accounting policies of the Fund:

(a) Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the
1940 Act and certain conditions therein. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Variable rate instruments and certificates of deposit purchased at par are valued at cost which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in any hedging activities during the year.
Investment transactions are generally accounted for on the trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

	based on the best information available in the circumstances. The three-tier
	hierarchy of inputs is summarized in the three broad levels listed below.
	Level 1 – quoted prices in active markets for identical investments
	Level 2 – other significant observable inputs (including quoted prices for
	similar investments, interest rates, benchmark yields, bids,
	offers, transactions, spreads and other relationships observed
	in the markets among market securities, underlying equity of
	the issuer, proprietary pricing models, credit risk, etc.)
	Level 3 – significant unobservable inputs (including the Fund’s own
	assumptions in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used as of June 30, 2012 in valuing the
	Fund’s investments carried at value:

		Investments
	Valuation Inputs	in Securities
	Level 1 –
	None	$—
	Level 2 –
	Commercial Paper	52,442,930
	U.S. Government and Agency Securities	19,023,188
	Variable Rate Security	41,534
	Level 3 –
	None	—
	Total	$71,507,652
	There were no significant transfers between levels during the period ended June 30,
	2012 and the Fund did not hold any Level 3 investments during the period.

(b)	Yield to maturity is calculated at date of purchase for commercial paper. For
	variable rate securities, the yield to maturity is calculated based on current interest
	rate and payment frequency.

(c)	The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less
	and purchases investments which have maturities of 397 days or less. As of June
	30, 2012, the Fund’s dollar-weighted average portfolio maturity was 48 days. Days
	to maturity on variable rate securities are based on the number of days until the
	interest reset date or demand feature, whichever is longer.

(d)	Provision has not been made for federal income taxes or excise taxes since the
	Fund has elected to be taxed as a “regulated investment company” and intends to
	distribute all of its net investment income and otherwise comply with the provisions
	of Subchapter M of the Internal Revenue Code applicable to regulated investment
	companies.

	The character of distributions made during the year from net investment income for
	financial reporting purposes may differ from the characterization for federal income

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Dividends, if any, from net investment income of the Fund are accrued daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Any short-term capital gain distributions are included in ordinary income for tax purposes. The Fund had no distributions of ordinary income during the six months ended June 30, 2012 and distributions of $1,447 of ordinary income for the year ended December 31, 2011. There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of
June 30, 2012.

On December 22, 2010, the Regulated Investment Company Modernization Act of
2010 (the “RIC Act”) was enacted. The RIC Act modernized several of the federal income and excise tax provisions related to regulated investment companies
(“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained. Prior to the RIC Act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss. The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with assets diversification and/or qualifying income tests. The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31. The provisions related to the RIC Act for qualification testing were effective for the December 31, 2011 taxable year. All other provisions under the RIC Act are effective for the December 31, 2012 taxable year.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2012. Also, the Fund recognized no interest and penalties related to uncertain tax benefits in the period ended June 30,
2012. At June 30, 2012, the fiscal years 2008 through 2011 remain open to examination in the Fund’s major tax jurisdictions.

(e)	The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(f)	In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

(g)	In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2012. There have been no significant subsequent events since June 30, 2012 and through the date of issuance that would require adjustment to or additional disclosure in these financial statements.

(h)	In May 2011, the Financial Accounting Standards Board (“FASB”) issued
Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements” in U.S. Generally
Accepted Accounting Principles (“U.S. GAAP”) and International Financial
Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB ASC Topic 820,
“Fair Value Measurements and Disclosures,” to establish common requirements for measuring fair value and disclosing additional information about Level 3 fair value measurements in accordance with U.S. GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within these fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

(2) Related Parties —
(a)	Investment Adviser and Management Agreement —
The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund. The Adviser voluntarily agreed to absorb the Fund’s management fees for the period ended June 30, 2012. Under this agreement the
Adviser absorbed $111,997 during the period ended June 30, 2012. The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year. No such reimbursements were made in fiscal 2012. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than
$50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services. The Adviser has voluntarily absorbed accounting and administrative fees of $9,333 for the period ended June 30, 2012.

(b)	Legal Counsel —
A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $1,998 for the period ended June 30, 2012 for legal services rendered by this law firm.

Approval of Investment Advisory Contract
(unaudited)

In February 2012, the Board of Directors of the Fund renewed the one-year term of the
Investment Advisory Agreement by and between the Fund and the Adviser through February
2013. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the fiscal year ended December
31, 2011, the management fee was 0.30% and the Fund’s total expense ratio absent reimbursement by the Adviser (including the management fee) was 0.52%. In renewing the
Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s expense ratio, which was low compared to the overall peer group; (ii) the Fund’s performance on a short-term and long-term basis; (iii) the Fund’s management fee; and (iv) the range and quality of the services offered by the Adviser. Specifically, the Board noted that the Fund performed in the upper seventy-fourth, thirty-seventh, thirty-eighth and twenty-fifth percent of its category for the 1-, 3-, 5- and 10-year periods ended December 31, 2011, respectively, and the upper seventy-fourth, thirteenth and forty-first percent for the calendar years 2011, 2010 and 2009, respectively, within the money market funds in the Lipper, Inc. universe.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds.
The Board reviewed the actual relative short-term and long-term performance of the Fund.
The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs.
The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser’s management in general terms. The
Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling
800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund’s Statement of
Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)

Nicholas Money Market Fund, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
We collect the following non-public personal information about you:
* Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
* Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.
* Other general information that we may obtain about you such as demographic information.
WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
ABOUT CURRENT OR FORMER SHAREHOLDERS.
INFORMATION SHARED WITH OUR TRANSFER AGENT,
A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
We may share non-public personal information about you:
* With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and
our dividend disbursing agent to process fund dividend checks.
* With a party representing you, with your consent, such as your broker or lawyer.
* When required by law, such as in response to a subpoena or other legal process.
The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas
Funds (800-544-6547).

Notes

Notes

Directors and Officers

ALBERT O. NICHOLAS, President and Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,

Treasurer and Chief Compliance Officer

DAVID O. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

LYNN S. NICHOLAS, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/24/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 08/24/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/24/2012